Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 844,717	$ 1,627,877	$ 2,570,409
Due from related party	7,960	7,960	7,960
Prepaid expenses	204,857	272,546	746,720
Total current assets	1,057,534	1,908,383	3,325,089
Investments held in Trust Account	353,653,029	349,942,773	345,044,341
Total Assets	354,710,563	351,851,156	348,369,430
Current liabilities:
Accounts payable	25,871	31,780	143,405
Accrued expenses	5,818,373	4,986,852	375,918
Total current liabilities	5,844,244	5,018,632	519,323
Deferred underwriting commissions in connection with the initial public offering	11,721,500	11,721,500	11,721,500
Derivative warrant liabilities	29,278,250	24,832,440	30,077,750
Total liabilities	46,843,994	41,572,572	42,318,573
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	353,527,029	349,816,773	345,000,000
Shareholders’ Deficit:
Preference shares
Class Aordinary shares value
Class B ordinary shares value	863	863	863
Additional paid-in capital
Accumulated deficit	(45,340,266)	(39,310,765)	(38,559,114)
Total Rice Acquisition Corp. II deficit	(45,339,403)	(39,309,902)	(38,558,251)
Non-controlling interest in subsidiary	(321,057)	(228,287)	(390,892)
Total shareholders’ deficit	(45,660,460)	(39,538,189)	(38,949,143)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 354,710,563	$ 351,851,156	$ 348,369,430